UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-21201
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                       UBS Technology Partners Fund L.L.C.
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               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code:  212-882-5819
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2007
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                     UBS TECHNOLOGY PARTNERS, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
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                                                                                                                      MARCH 31, 2007
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                                                                                                REALIZED AND
                                                                                                UNREALIZED
                                                                                % OF MEMBERS'   GAIN (LOSS)
INVESTMENT FUND                                      COST          FAIR VALUE       CAPITAL   FROM INVESTMENTS   LIQUIDITY LOCK UP**
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Artis Microcap Qualified Fund L.P.               $   2,400,000   $    5,339,075        1.80%     $   367,950     Quarterly      X
Artis Technology Qualified Partners, L.P.            6,250,000       19,298,751        6.50%       1,061,293     Quarterly
Artis Technology Qualified 2X, L.P.                 10,750,000       22,607,279        7.61%       2,233,827     Quarterly
Cavalry Technology, L.P.                            10,000,000       17,730,192        5.97%         553,386     Quarterly
Coatue Qualified Partners, L.P.                      3,500,000       16,959,270        5.71%         854,830     Quarterly
DunDonald Fund I LP                                 10,000,000       10,211,374        3.44%         211,374     Quarterly
Intrepid Capital Fund (QP), L.P.                             -        8,910,760        3.00%          49,544     Quarterly
Intrepid Capital Multi-Sector Fund LP.              10,000,000       11,459,150        3.86%         130,026     Quarterly      X
Loch Fund, L.P.                                     22,550,000       34,117,667       11.49%       1,350,559     Quarterly
Mosaic Technology Fund, L.P.                                 -           27,954        0.01%               -        *
Seligman Technology                                 15,000,000       21,067,936        7.10%         592,971     Quarterly
Seligman Tech Ltd                                    7,000,000       10,510,575        3.54%         303,204     Quarterly
Shannon River Partner II L.P.                       12,500,000       16,257,525        5.48%         749,984     Quarterly
Sidus Investments, Ltd. Series A1                   12,000,000       16,154,477        5.44%         359,538     Quarterly
Special Situation                                   10,000,000       11,037,802        3.72%         (12,899)  Semi Annually
TCS Capital II, L.P.                                13,000,000       38,162,346       12.85%       2,631,710     Annually
Tiger Technology Fund, L.P.                         10,000,000       32,694,609       11.01%       1,178,414     Annually
                                                 -------------     ------------      -------    ------------
TOTAL                                            $ 154,950,000     $292,546,742       98.53%    $ 12,615,711
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* The liquidity of the Fund's investments is driven by the Investment Fund's ability to liquidate its Private Investments.
** The Investment Fund provides for periodic redemptions. As of March 31, 2007, the Fund was subject to lock up provisions of up to three years from initial investment.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Technology Partners Fund L.L.C.
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By (Signature and Title)*  /s/ Douglas Lindgren
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                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              May 25, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Douglas Lindgren
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                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              May 25, 2007
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By (Signature and Title)*  /s/ Robert Aufenanger
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                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date              May 25, 2007
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 * Print the name and title of each signing officer under his or her signature.